SCHEDULE OF REVENUE FROM SERVICES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	100.00%	100.00%
Revenues from Services [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	50.00%	65.00%
Revenues from Leasing [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	15.00%	25.00%
Revenues from Maintenance Services [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	7.00%	10.00%
Revenues from Smart Carts Project [Member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	28.00%